Capital Stock (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Feb. 12, 2016
Warrants outstanding
Exercise price per share	$ 7.81
Shares subject to purchase	4,971,497	1,544,474	1,874,595
Warrant 1 [Member]
Warrants outstanding
Exercise price per share	$ 7.00	$ 10
Expirate date range	9/30/2017 to 3/3/2023	1/31/2016 to 1/1/2020
Shares subject to purchase	4,169,645	1,064,683
Warrant 2 [Member]
Warrants outstanding
Exercise price per share	$ 9.25	$ 12.80
Expirate date range	9/2/2020	3/3/2023
Shares subject to purchase	50,000	147,000
Warrant 3 [Member]
Warrants outstanding
Exercise price per share	$ 10.00	$ 15
Expirate date range	1/31/2016 to 1/11/2020	1/31/2016 to 6/11/2016
Shares subject to purchase	554,915	54,477
Warrant 4 [Member]
Warrants outstanding
Exercise price per share	$ 15.00	$ 20
Expirate date range	2/14/2018 to 3/4/2018	7/30/2016 to 9/30/2017
Shares subject to purchase	75,389	186,388
Warrant 5 [Member]
Warrants outstanding
Exercise price per share	$ 20.00	$ 30
Expirate date range	7/30/2016 to 9/15/2019	2/13/2016 to 3/4/2018
Shares subject to purchase	115,448	69,426
Warrant 6 [Member]
Warrants outstanding
Exercise price per share	$ 30.00	$ 40
Expirate date range	2/13/2016 to 11/20/2017	9/15/2017
Shares subject to purchase	6,100	21,250
Warrant 7 [Member]
Warrants outstanding
Exercise price per share		$ 60
Expirate date range		2/13/2016
Shares subject to purchase		1,250